Expense Example - VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO - VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO - VIP Extended Market Index Portfolio	Apr. 30, 2025 USD ($)
VIP Extended Market Index Portfolio - Initial Class
Expense Example:
1 year	$ 12
3 years	39
5 years	68
10 years	154
VIP Extended Market Index Portfolio - Service Class 2
Expense Example:
1 year	38
3 years	119
5 years	208
10 years	468
VIP Extended Market Index Portfolio - Service Class
Expense Example:
1 year	23
3 years	71
5 years	124
10 years	$ 280